UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [X]; Amendment Number: 34
  This Amendment (Check only one.): 	[x] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Steward Capital Management
Address: 355 south Old Woodward, Suite 200
	 Birmingham, MI  48009


Form 13F File Number:  28-04246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Cheryl L Clift
Title: 	Portfolio Manager
Phone: 	248-901-1532

Signature, Place, and Date of Signing:

    /s/Cheryl L Clift				Birmingham, MI        08/22/2008
		[Signature]			[City, State]		[Date]

Report Type Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: NONE

Form 13F Information Table Entry Total: 69

Form 13F Information Table Value Total: 166467 X 1000
					         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS COM                COM              002824100      868    24680 SH       SOLE                    11975
AMAZON.COM INC                 COM              023135106      828    12360 SH       SOLE                     8875
AMERICA ONLINE                 COM	        02364J104     5492    81442 SH       SOLE                    59659
AMERICAN EXPRESS CO            COM	        025816109     1844    12380 SH	     SOLE		     11905
AMERICAN INTL GROUP COM	       COM	        026874107     5007    45728 SH	     SOLE		     33367
AMGEN INC	               COM	        031162100     2568    41845 SH	     SOLE		     34955
AT HOME CORP                   COM              045919107      359    10900 SH       SOLE                     7605
BANK ONE CORP	               COM	        06423A103      300     8682 SH	     SOLE		      2956
BAUSCH & LOMB INC	       COM	        071707103      214     4110 SH	     SOLE		      4110
CBS INC COM	               COM	        12490K107      874    15430 SH	     SOLE		     15430
CHARLES SCHWAB	               COM	        808513105     1231    21670 SH	     SOLE		     16725
CHASE MANHATTAN CORP COM       COM	        16161A108     4183    47981 SH	     SOLE		     36337
CHEVRON CORPORATION COM	       COM	        166751107     3937    42595 SH	     SOLE		     32975
CISCO SYS INC COM	       COM	        17275R102     9207   119093 SH	     SOLE		     83982
COCA COLA CO COM	       COM	        191216100     3104    66139 SH	     SOLE		     54399
COMCAST CORP-SPECIAL CL A      COM	        200300200     3571    82328 SH	     SOLE		     65916
COMERICA INC COM	       COM	        200340107     1362    32520 SH	     SOLE		     26965
COMPUWARE CORP	               COM	        205638109      236    11195 SH	     SOLE		      8770
COSTCO WHOLESALE CORP	       COM	        22160K105     1724    32805 SH	     SOLE		     32485
COVAD COMMUNICATIONS GROUP     COM	        222814204      653     9000 SH	     SOLE		      9000
DELL COMPUTER CORP COM	       COM	        247025109     4883    90522 SH	     SOLE		     62137
DISNEY WALT CO DEL COM	       COM	        254687106     1711    41476 SH	     SOLE		     35600
DOW CHEM CO COM	               COM	        260543103      296     2595 SH	     SOLE		      1045
DU PONT EI DE NEMOURS & CO     COM	        263534109     2292    43305 SH	     SOLE		     36010
E*TRADE GROUP	               COM	        269246104      816    27075 SH	     SOLE		     19450
EMC CORP	               COM	        268648102     3077    24420 SH	     SOLE		     18445
ENRON CORP                     COM              293561106     6053    80835 SH       SOLE                    58180
EXODUS COMMUNICATIONS INC      COM	        302088109     2138    15220 SH	     SOLE		     14485
EXXON MOBIL CORP COM	       COM	        302290101      228     2922 SH 	     SOLE		      2072
FORD MTR CO DEL COM	       COM	        345370100     2732    59475 SH	     SOLE		     50715
GATEWAY, INC.	               COM	        367626108      438     8250 SH	     SOLE		      7250
GENERAL ELEC CO COM	       COM	        369604103     5850    37592 SH	     SOLE		     27342
GILLETTE CO COM	               COM	        375766102     1195    31700 SH	     SOLE		     17660
GLOBAL CROSSING LTD	       COM	        G3921A100      615    15020 SH	     SOLE		     14400
HARMONIC INC	               COM	        413160102      796     9565 SH	     SOLE		      9480
HEALTHEON/WEBMD CORPORATION    COM	        422209106      684    29745 SH	     SOLE		     27925
HEWLETT -PACKARD CO	       COM	        428236103     1632    12285 SH	     SOLE		     12285
HOME DEPOT INC COM	       COM	        437076102     4691    72724 SH	     SOLE		     56300
ILLINOIS TOOL WKS INC COM      COM	        452308109     1787    32350 SH	     SOLE		     27360
IMMUNEX	                       COM	        452528102      815    12840 SH	     SOLE		     12840
INTEL CORP COM	               COM	        458140100     8038    60923 SH	     SOLE		     43293
INTERPUBLIC GROUP COMP ANIES   COM	        460690100     1042    22045 SH	     SOLE		     14800
KIMBERLY-CLARK CORPORATION     COM	        494368103     2208    39390 SH	     SOLE		     37350
LINEAR TECHNOLOGY CORP COM     COM	        535678106      504     9160 SH	     SOLE		      1880
LUCENT TECHNOLOGIES	       COM	        549463107     3532    57661 SH	     SOLE		     38604
MCI WORLDCOM INC	       COM	        55268B106     3668    80959 SH	     SOLE		     62927
MEDIAONE GROUP	               COM	        58440J104      540     6663 SH	     SOLE		      2953
MEDTRONIC INC COM	       COM	        585055106     5058    98332 SH	     SOLE		     69857
MERCK & CO INC COM	       COM	        589331107     3052    49131 SH	     SOLE		     40626
MERRILL LYNCH & CO	       COM	        590188108     2721    25910 SH	     SOLE		     17420
MICROSOFT CORP COM	       COM	        594918104     6864    64598 SH	     SOLE		     43538
MORGAN STANLEY DEAN WITTER & C COM	        617446448     1600    19306 SH	     SOLE		     17056
NETWORK APPLIANCE INC	       COM	        64120L104     1430    17280 SH	     SOLE		     16670
NEXTEL COMMUNICATIONS	       COM	        65332V103     4840    32645 SH	     SOLE		     26610
ORACLE CORPORATION	       COM	        68389X105     4989    63915 SH	     SOLE		     51695
PFIZER INC	               COM	        717081103     1080    29533 SH	     SOLE		     22388
PROCTER & GAMBLE CO COM	       COM	        742718109     2780    49201 SH	     SOLE		     38871
QUALCOMM INC 	               COM 	        747525103      682     4565 SH	     SOLE 		      4565
ROYAL DUTCH PETE CO NY REG GLD COM 	        780257804     3701    64023 SH	     SOLE 		     46528
SCHERING-PLOUGH COW 	       COM 	        806605101      780    21004 SH	     SOLE 		     11384
SCHLUMBERGER LTD COM 	       COM 	        806857108      698     9125 SH	     SOLE 		      5140
STRYKER CORP 	               COM 	        863667101     1947    27915 SH	     SOLE 		     25390
SUN MICROSYSTEMS INC 	       COM 	        866810104     5216    55670 SH	     SOLE 		     43645
TIME WARNER INC 	       COM 	        887315109     2331    23310 SH	     SOLE 		     15540
VERISIGN INC 	               COM 	        92343E102     1480     9900 SH	     SOLE 		      9725
VISX INC 	               COM 	        92844S105      276    15105 SH	     SOLE 		      9865
WAL MART STORES INC COM        COM 	        931142103     3048    53948 SH	     SOLE 		     46773
WALGREEN CO COM 	       COM 	        931422109      636    24715 SH	     SOLE 		     13780
WELLS FARGO & CO DEL COM       COM 	        949746101     1435    35220 SH	     SOLE 		     34420